Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization and principal activities [abstract]
Summary of Detailed Information About Details of Subsidiaries

As of March 31, 2026, the Company’s subsidiaries include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
OMS Holdings Pte. Ltd.	May 4, 2010	Singapore	100%	Investment holding
OMS Oilfield Services Pte. Ltd.	June 21, 1972	Singapore	100%	Provision of premium threading and manufacturing of pipe connectors and joints used in the oil and gas industry
OMS Oilfield Services Arabia Ltd.	May 7, 2008	Saudi Arabia	100%	Production of pipes, tubes, extensions and related accessories for use in drilling for oil exploration projects
OMS Oilfield Holdings Sdn. Bhd.	July 4, 1977	Malaysia	100%	Investment holding
OMS Oilfield Services Sdn. Bhd.	August 19, 1980	Malaysia	49%(1)	Provision of machine shop service for tools and equipment in the oil and gas industry
PT OMS Oilfield Services	April 5, 2001	Indonesia	95%	Provision of premium threading and repair services, inspection services and tubular running services, and selling tubular accessories for oil and gas industry
OMS Oilfield Services (Thailand) Ltd.	August 26, 2003	Thailand	100%	Manufacture and repair of drilling tools, drilling tubular tools and drilling accessories for oil and gas industry
PY Oiltools Sdn. Bhd.	March 15, 1999	Brunei	70%	Provision of repairs and services and the sale of equipment used in the oil and gas industry
Top Pentagon Sdn. Bhd.	January 5, 2010	Malaysia	20%(1)	Investment holding
OMS Oilfield Services (Australia) Pty Ltd.(2)	January 25, 2005	Australia	100%	Dormant

(1)
Where less than 50% of the equity of a subsidiary is held, the Company (through its subsidiaries) exercises control over these two subsidiaries by having reserved matters, appointment of directors and minimum quorum requirements. An assessment has been made, taking into account all the factors relevant to the relationship with these two subsidiaries, to ascertain control has been established.
(2)
OMS Oilfield Services (Australia) Pty Ltd. was deregistered on October 1, 2025.